General Information (Details 1)	12 Months Ended
Dec. 31, 2021
License Brand Name [Member]
Statement [Line Items]
License Validity Date	June 2027	[1]
Adrenaline, Adrenaline Rush [Member]
Statement [Line Items]
License Validity Date	February 2028	[2]
Amstel In Argentina [Member]
Statement [Line Items]
License Validity Date	July 2022	[3]
Amstel in Paraguay [Member]
Statement [Line Items]
License Validity Date	September 2024	[1]
Austral In Chile [Member]
Statement [Line Items]
License Validity Date	July 2022	[4]
Blue Moon In Chile [Member]
Statement [Line Items]
License Validity Date	December 2025	[5]
Coors In Chile [Member]
Statement [Line Items]
License Validity Date	December 2025	[6]
Crush, Canada Dry in Chile [Member]
Statement [Line Items]
License Validity Date	December 2023	[7]
Fernet Branca, Brancamenta, Punt E Mes, Borghetti, Carpano Rosso And Carpano Bianco [Member]
Statement [Line Items]
License Validity Date	December 2024
Frugo in Chile [Member]
Statement [Line Items]
License Validity Date	Indefinitely
Gatorade in Chile [Member]
Statement [Line Items]
License Validity Date	December 2043	[8]
Grolsch in Argentina [Member]
Statement [Line Items]
License Validity Date	May 2028
Heineken In Bolivia [Member]
Statement [Line Items]
License Validity Date	December 2024	[2]
Heineken in Paraguay [Member]
Statement [Line Items]
License Validity Date	May 2023	[1]
Mas In Uruguay [Member]
Statement [Line Items]
License Validity Date	December 2028	[9]
Heineken In Chile, Argentina and Uruguay [Member]
Statement [Line Items]
License Validity Date	10 years renewables	[10]
Heineken in Colombia [Member]
Statement [Line Items]
License Validity Date	March 2028	[11]
Kunstmann in Colombia [Member]
Statement [Line Items]
License Validity Date	July 2022	[1]
Miller in Argentina [Member]
Statement [Line Items]
License Validity Date	December 2026	[11]
Miller and Miller Genuine Draft in Colombia [Member]
Statement [Line Items]
License Validity Date	December 2026	[12]
Miller In Uruguay [Member]
Statement [Line Items]
License Validity Date	July 2026	[7]
Nestle Pure Life in Chile [Member]
Statement [Line Items]
License Validity Date	December 2022	[7]
Paulaner in Paraguay [Member]
Statement [Line Items]
License Validity Date	April 2022
Pepsi, Seven Up and Mirinda in Chile [Member]
Statement [Line Items]
License Validity Date	December 2043
Red Bull in Chile [Member]
Statement [Line Items]
License Validity Date	Indefinitely	[13]
Sol in Chile and Argentina [Member]
Statement [Line Items]
License Validity Date	10 years renewables	[10]
Sol in Colombia [Member]
Statement [Line Items]
License Validity Date	March 2028	[14]
Sol in Paraguay [Member]
Statement [Line Items]
License Validity Date	January 2023
Te Lipton in Chile [Member]
Statement [Line Items]
License Validity Date	December 2030
Tecate in Colombia [Member]
Statement [Line Items]
License Validity Date	March 2028	[14]
Warsteiner para Argentina [Member]
Statement [Line Items]
License Validity Date	May 2028	[15]
Watt's in Chile [Member]
Statement [Line Items]
License Validity Date	Indefinitely
Watt's in Paraguay [Member]
Statement [Line Items]
License Validity Date	July 2026	[16]
Watt's in Uruguay [Member]
Statement [Line Items]
License Validity Date	99 years
Patagonia in Chile [Member]
Statement [Line Items]
License Validity Date	Indefinitely
Polar Imperial in Chile [Member]
Statement [Line Items]
License Validity Date	Indefinitely

[1]	Renewable for successive periods of 3 years.
[2]	License for 10 years, automatically renewable for periods of 5 years, unless notice of non-renewal.
[3]	After the initial termination date, license is automatically renewed under the same conditions (Rolling Contract), each year for a period of 10 years, unless notice of non-renewal is given.
[4]	Renewable for periods of two years, subject to the compliance of the contract conditions
[5]	If Renewal criteria have benn satisfied, renewable through December, 2025, thereafter shall automatically renew every year for a new term of 5 years (Rolling Contract).
[6]	After the initial termination date, license is automatically renewed under the same conditions (Rolling Contract), each year for a period of 5 years, subject to the compliance of the contract conditions.
[7]	License renewable for periods of 5 years, subject to the compliance of the contract conditions.
[8]	License was renewed for a period equal to the duration of the Shareholders Agreement of Bebidas CCU-PepsiCo SpA.
[9]	Renewable contract for successive periods of 10 years.
[10]	License for 10 years, automatically renewable on the same terms (Rolling Contract), each year for a period of 10 years, unless notice of non-renewal is given.
[11]	After the initial termination date, License is automatically renewable each year for a period of 5 years (Rolling Contract), unless notice of non-renewal is given.
[12]	License renewable for one period of 5 years, subject to the compliance of the contract conditions.
[13]	Indefinite contract, notice of termination 6 months in advance.
[14]	The contract will remain in effect as long as the Heineken license agreeemente for Colombia remains in force.
[15]	Prior to the expiration of the term, the parties will negotiate its renewal for another 5 years.
[16]	Sub-license is renewed automatically and successively for two periods of 5 years each, subject to the terms and conditions stipulated in the International Sub-license agreement of December 28, 2018 between Promarca Internacional Paraguay S.R.L. and Bebidas del Paraguay S.A.